EQUIPMENT AND SOFTWARE, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Seamless Group Inc [Member]
Depreciation	$ 466,229	$ 509,420	$ 701,262	$ 1,066,303